Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000262782 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Ethereum Option Income Strategy ETF
Class Name	Bitwise Ethereum Option Income Strategy ETF
Trading Symbol	IETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Ethereum Option Income Strategy ETF for the period of October 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.iethetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.iethetf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Ethereum Option Income Strategy ETF	$21(a)	0.95%(b)
(a)	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IETH returned ‑26.37%, compared to a ‑29.31% total return for EETH and ‑29.14% for the Bloomberg ETH Index over the same period. The Fund’s relative outperformance reflected the disciplined execution of its covered call strategy, which is designed to monetize option premium while intentionally moderating directional exposure to ethereum—an outcome consistent with the strategy’s design and risk parameters.
The market environment during the period was characterized by a sharp decline in ethereum alongside extended periods of subdued implied volatility in the options market. While spot prices fell materially, implied volatility did not consistently reprice higher, limiting the premium available for call overwriting. Despite this constrained opportunity set, IETH’s option income meaningfully reduced downside relative to both a long-only ethereum ETF and the broader ETH Index, demonstrating the defensive characteristics of the strategy in a declining market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 10/1/25
Bitwise Ethereum Option Income Strategy ETF	-26.37%
S&P 500 Index	2.30%

Performance Inception Date	Oct. 01, 2025
Net Assets	$ 934,415
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,154
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$934,415
Total advisory fees paid	$1,154
Total number of portfolio holdings	3
Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	4.2%
Money Market Funds	6.1%
Other Assets in Excess of Liabilities	89.7%
Total	100.0%

C000245670 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Trading Symbol	BTOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.btopetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$78	0.85%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund recorded a total return of ‑16.00% for the year ended December 31, 2025, underperforming the equal-weighted BTC/ETH benchmark by 12.27%. This divergence was primarily due to increased idiosyncratic volatility and decoupled price action between the two assets, which created a more complex environment for the trend-following model.
While the strategy successfully shifted to cash during several major drawdowns, it was hampered by ‘whipsaw’ action during sharp market recoveries, most notably missing the rapid gains in August. BTOP employs a unique systematic approach: it maintains equal exposure to front-month BTC and ETH CME futures based specifically on Bitcoin’s momentum signals. When BTC’s short-term moving averages fall below long-term averages, the fund pivots to a defensive posture, holding at least 80% of AUM in Treasury bills. The underperformance suggests that last year, ETH price action at times deviated from the BTC‑led signal, leading to sub‑optimal entry and exit points for the combined basket.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	-16.00%	35.56%
S&P 500 Index	17.88%	24.70%

Performance Inception Date	Sep. 29, 2023
Net Assets	$ 5,037,814
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 43,057
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,037,814

Total advisory fees paid	$43,057

Total number of portfolio holdings	2

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S Treasury Bills	97.1%

Money Market Funds	3.9%

Liabilities in Excess of Other Assets	(1.0)%

Total	100.0%

C000237195 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Web3 ETF
Class Name	Bitwise Web3 ETF
Trading Symbol	BWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Web3 ETF for the year of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.bwebetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on October 3, 2022 through December 31, 2025, BWEB returned +182.9%, compared to +95.1% for the S&P 500. The Fund’s significant outperformance was driven primarily by its exposure to technology and crypto-related equities, specifically companies that benefited from the surge in demand for semiconductors and those with platform dominance in digital infrastructure. Portfolio constituents ranged in performance between ‑18.95% and +1,392.4%. The portfolio’s strongest performers included Nvidia (+1,392.4%), Applied Digital (+1,317.4%), and Cipher Mining (+1,161.4%).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/3/22
Bitwise Web3 ETF	28.12%	37.80%
Bitwise Web3 Equities Index	29.03%	38.60%
S&P 500 Index	17.88%	22.86%

Performance Inception Date	Oct. 03, 2022
Net Assets	$ 5,941,651
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 38,605
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,941,651
Total advisory fees paid	$38,605
Total number of portfolio holdings	41
Period portfolio turnover rate	35%

Holdings [Text Block]
Summary of Holdings by Sector
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	44.2%
Communication Services	25.5%
Financials	21.9%
Real Estate	4.9%
Energy	1.7%
Consumer Discretionary	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

C000261969 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Crypto Industry Innovators ETF
Class Name	Bitwise Crypto Industry Innovators ETF
Trading Symbol	BITQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF for the period of April 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bitqetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to March 31, 2025.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.bitqetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$85	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on May 11, 2021 through December 31, 2025, BITQ returned ‑14.8%, compared to +76.6% for the S&P 500. The Fund’s underperformance, despite periods of triple-digital gains, was driven primarily by its concentration in high-beta, high-growth equities, which experienced substantial headwinds when the Federal Reserve began aggressive interest rate hikes in 2022. The tide began to turn in 2024 with the approval of spot bitcoin ETFs which brought enormous institutional inflows into the crypto ecosystem. Portfolio constituents ranged in performance between ‑82.8% and +881.9%. The portfolio’s strongest performers included Metaplanet (+881.9%), DBS Group (170.98%), and Strategy (+163.4%).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 05/11/21
Bitwise Crypto Industry Innovators ETF	18.40%	-3.39%
S&P 500 Index	17.88%	13.02%
Bitwise Crypto Innovators 30 Index	19.46%	-3.57%

Performance Inception Date	May 11, 2021
Net Assets	$ 354,584,256
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,970,112
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$354,584,256
Total advisory fees paid	$1,970,112
Total number of portfolio holdings	31
Period portfolio turnover rate	56%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	60.8%
Financials	34.0%
Consumer Discretionary	4.9%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]	Material Fund Changes Bitwise Crypto Industry Innovators ETF changed its fiscal year end from March 31st to December 31st.
Accountant Change Statement [Text Block]	On June 4, 2025, the Audit Committee of the Board of Trustees of the Bitwise Funds Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, KPMG LLP as the independent registered public accounting firm of the Bitwise Crypto Industry Innovators ETF for the fiscal year ended December 31, 2025. Prior to the Trust’s fiscal year ended December 31, 2025, the Fund’s financial statements were audited by Cohen & Company, Ltd.
Accountant Change Date	Jun. 04, 2025
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
On June 4, 2025, the Audit Committee of the Board of Trustees of the Bitwise Funds Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, KPMG LLP as the independent registered public accounting firm of the Bitwise Crypto Industry Innovators ETF for the fiscal year ended December 31, 2025. Prior to the Trust’s fiscal year ended December 31, 2025, the Fund’s financial statements were audited by Cohen & Company, Ltd. During the fiscal years ended March 31, 2025 and 2024, there were no disagreements between the Trust and Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen & Company, Ltd., would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years.

C000258472 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise MSTR Option Income Strategy ETF
Class Name	Bitwise MSTR Option Income Strategy ETF
Trading Symbol	IMST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.imstetf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise MSTR Option Income Strategy ETF	$54(a)	0.95%(b)
(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 54	[4]
Expense Ratio, Percent	0.95%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During 2025, IMST returned ‑48.46%, compared to a ‑51.38% total return for MicroStrategy (MSTR) over the same period. The Fund’s relative outperformance reflected the disciplined application of its covered call strategy, which intentionally trades off a portion of upside participation in exchange for systematic income generation—an outcome consistent with the strategy’s design and risk objectives.
The year was characterized by a sharp decline in MSTR’s equity value alongside an unusually low implied volatility regime in the MSTR options market. This combination limited the effectiveness of option income strategies broadly, as compressed volatility reduced available call premium at a time when the underlying equity was under pressure. Despite these headwinds, IMST’s option overlay contributed meaningfully to returns on a relative basis, partially offsetting the decline in the underlying stock through consistent premium monetization.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise MSTR Option Income Strategy ETF	-48.46%
S&P 500 Index	22.67%

Performance Inception Date	Apr. 01, 2025
Net Assets	$ 16,762,090
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 334,247
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$16,762,090

Total advisory fees paid	$334,247

Total number of portfolio holdings	2

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Option	3.2%

Money Market Funds	9.7%

Other Assets in Excess of Liabilities	87.1%

Total	100.0%

C000261247 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise GME Option Income Strategy ETF
Class Name	Bitwise GME Option Income Strategy ETF
Trading Symbol	IGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period of June 9, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.igmeetf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$47(a)	0.95%(b)
(a)	The Fund began accruing expenses on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[6]
Expense Ratio, Percent	0.95%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IGME returned ‑24.59%, compared to a ‑33.82% total return for GameStop Corp. (GME) over the same period. The Fund’s relative outperformance reflected the execution of its systematic covered call strategy, which is designed to monetize option premium while intentionally moderating directional exposure to a stock characterized by sentiment-driven and episodic price behavior.
The market environment during the period was marked by sharp, event-driven moves in GME’s share price, while implied volatility did not remain persistently elevated. This dynamic constrained the consistency of option premium available for call overwriting, even as realized volatility periodically increased. In this context, the portfolio management team emphasized disciplined strike placement, tenor selection, and liquidity management, enabling the Fund to capture available premium and mitigate downside relative to the underlying equity without increasing exposure to abrupt sentiment reversals.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 06/9/25
Bitwise GME Option Income Strategy ETF	-24.59%
S&P 500 Index	14.76%

Performance Inception Date	Jun. 09, 2025
Net Assets	$ 2,104,166
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 11,447
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,104,166
Total advisory fees paid	$11,447
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Options	0.9%
Money Market Funds	2.3%
Other Assets in Excess of Liabilities	96.8%
Total	100.0%

C000263326 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise CRCL Option Income Strategy ETF
Class Name	Bitwise CRCL Option Income Strategy ETF
Trading Symbol	ICRC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise CRCL Option Income Strategy ETF for the period of October 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.icrcetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.icrcetf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise CRCL Option Income Strategy ETF	$20(a)	0.95%(b)
(a)	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[8]
Expense Ratio, Percent	0.95%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, ICRC returned ‑30.31%, compared to a ‑40.67% total return for CRCL over the same period. The Fund’s relative outperformance reflected the disciplined execution of its systematic covered call strategy, which is designed to convert option premium into income while intentionally moderating directional exposure to the underlying equity.
Market conditions during the period were characterized by a sharp decline in CRCL’s equity value, while implied volatility in the options market was not consistently elevated. This limited the absolute level of premium available from call overwriting; however, the option income generated by the strategy meaningfully reduced downside relative to a long-only exposure. Throughout this environment, the portfolio management team maintained a process-first approach—calibrating strikes and maturities to balance income generation with exposure management—rather than pursuing incremental yield through elevated risk-taking or tactical deviations from the strategy’s framework.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 10/1/25
Bitwise CRCL Option Income Strategy ETF	-30.31%
S&P 500 Index	2.30%

Performance Inception Date	Oct. 01, 2025
Net Assets	$ 295,372
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 964
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$295,372

Total advisory fees paid	$964

Total number of portfolio holdings	3

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Option	7.8%

Money Market Funds	6.3%

Other Assets in Excess of Liabilities	85.9%

Total	100.0%

C000258471 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise MARA Option Income Strategy ETF
Class Name	Bitwise MARA Option Income Strategy ETF
Trading Symbol	IMRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.imraetf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise MARA Option Income Strategy ETF	$57(a)	0.95%(b)
(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 57	[10]
Expense Ratio, Percent	0.95%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, IMRA returned ‑39.36%, compared to a ‑27.70% total return for Marathon Digital Holdings (MARA) over the same period. The Fund’s performance reflected the application of its systematic covered call strategy in a challenging environment for bitcoin miner equities, where directional declines in the underlying stock dominated outcomes across both long-only and option-overlay approaches.
Market conditions during the year created a constrained opportunity set for option income strategies. MARA experienced sustained equity pressure, while implied volatility in the options market did not consistently reprice higher to provide sufficient compensation for call overwriting. As a result, option premium contributed less offset than in historically favorable miner-volatility regimes. In this context, the portfolio management team maintained disciplined implementation—calibrating strike selection and tenor management to balance income generation with exposure control—rather than increasing risk in pursuit of incremental premium.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise MARA Option Income Strategy ETF	-39.36%
S&P 500 Index	22.67%

Performance Inception Date	Apr. 01, 2025
Net Assets	$ 2,615,030
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 35,156
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,615,030
Total advisory fees paid	$35,156
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Purchased Option	2.5%
Money Market Funds	12.7%
Other Assets in Excess of Liabilities	84.8%
Total	100.0%

C000243870 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Trading Symbol	AETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.aethetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund delivered a total return of ‑0.05% for the year ended December 31, 2025, significantly outperforming the ETH benchmark by 11.00%. This outperformance was driven by Ethereum’s more defined directional trends throughout the period. Unlike the choppy price action seen in other assets, ETH exhibited more consistent ‘runs’ both to the upside and downside, which allowed the momentum signals to engage more effectively.
A key contributor to this alpha was the fund’s defensive posture during the first five months of the year; by maintaining a Treasury-heavy cash position until May, the fund avoided the substantial drawdowns experienced by spot ETH. Consistent with the BITC strategy, the fund utilizes a systematic momentum model: it holds front-month CME Ether futures when short-term moving averages exceed long-term averages and pivots to Treasuries/cash when the trend weakens. In ‘Cash’ mode, the fund maintains capital preservation by allocating at least 80% of assets to short-term Treasury bills.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	-0.05%	30.24%
S&P 500 Index	17.88%	24.70%

Performance Inception Date	Sep. 29, 2023
Net Assets	$ 9,050,477
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 68,968
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$9,050,477
Total advisory fees paid	$68,968
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S Treasury Bills	99.3%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.0%†
Total	100.0%
†	Less than 0.05%

C000258470 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise COIN Option Income Strategy ETF
Class Name	Bitwise COIN Option Income Strategy ETF
Trading Symbol	ICOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period of April 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.icoietf.com
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise COIN Option Income Strategy ETF	$67(a)	0.95%(b)
(a)	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 67	[12]
Expense Ratio, Percent	0.95%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In 2025, ICOI returned ‑12.21%, compared to a +23.61% total return for Coinbase Global (COIN) over the same period. The divergence in returns reflected the Fund’s systematic covered call overlay, which is designed to generate income by monetizing option premium while intentionally limiting upside participation—an outcome consistent with the strategy’s stated objectives and structural design.
Market conditions during the year produced a mixed opportunity set for option income strategies. While COIN delivered positive equity performance, implied volatility remained largely range-bound for extended periods, constraining the premium available from call overwriting. As a result, the Fund’s option overlay capped participation in COIN’s upside, while premium generation was more modest than in historically higher-volatility regimes. Throughout this environment, the portfolio management team emphasized disciplined execution, maintaining deliberate strike selection and maturity management to preserve income durability and control risk rather than adjusting positioning in response to short-term market moves.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 04/1/25
Bitwise COIN Option Income Strategy ETF	-12.21%
S&P 500 Index	22.67%

Performance Inception Date	Apr. 01, 2025
Net Assets	$ 27,799,697
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 128,867
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$27,799,697

Total advisory fees paid	$128,867

Total number of portfolio holdings	3

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Purchased Options	0.9%

Money Market Funds	8.9%

Other Assets in Excess of Liabilities	90.2%

Total	100.0%

C000258474 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Bitcoin Standard Corporations ETF
Class Name	Bitwise Bitcoin Standard Corporations ETF
Trading Symbol	OWNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period of March 10, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.ownbetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Bitcoin Standard Corporations	$64(a)	0.85%(b)
ETF
(a)	The Fund began accruing expenses on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 64	[14]
Expense Ratio, Percent	0.85%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on March 10, 2025 through December 31, 2025, OWNB returned ‑12.9%, compared to +23.2% for the S&P 500. The Fund’s performance was defined by a dramatic mid‑year inflection point. After a meteoric rise that saw the fund outperform the S&P 500 through mid October, a massive Q4 liquidation event erased the year’s gains. Portfolio constituents ranged in performance between ‑92.7% and +379.2%. The portfolio’s strongest performers included Cipher Mining (+379.2%), Hut 8 (300.2%), and GD Culture Group (+134.1%).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	Since Inception 03/10/25
Bitwise Bitcoin Standard Corporations ETF	-12.90%
S&P 500 Index	23.18%
Bitwise Bitcoin Standard Corporations Index	-14.75%

Performance Inception Date	Mar. 10, 2025
Net Assets	$ 24,859,094
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 171,199
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$24,859,094
Total advisory fees paid	$171,199
Total number of portfolio holdings	37
Period portfolio turnover rate	101%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	54.0%
Financials	16.8%
Consumer Discretionary	14.4%
Communication Services	10.7%
Health Care	4.1%
Money Market Funds	0.0%
Other Assets in Excess of Liabilities	0.0%†
Total	100.0%
† Less than 0.05%

C000240952 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Trading Symbol	BITC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the year of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1‑415‑707‑3663.
Additional Information Phone Number	1‑415‑707‑3663
Additional Information Website	www.bitcetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$76	0.85%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund delivered a total return of ‑20.56% for the year ended December 31, 2025, underperforming the spot BTC benchmark by 14.00%. This variance was primarily driven by Bitcoin’s choppy, downward-trending price action. The Trendwise ‘momentum’ strategy is designed to hold BTC futures when short-term moving averages exceed long-term averages, pivoting to Treasuries and cash when the trend reverses.
During the reporting period, the fund’s signal suffered from ‘whipsaw’ effect, participating in downward moves while remaining in cash during brief relief rallies, especially in the latter half of the year. Fund positioning remains systematic: when the signal is ‘risk‑on,’ the fund holds front-month CME BTC futures backed by short-term Treasury bills. When the signal indicates ‘Cash,’ the fund maintains a defensive posture with at least 80% of AUM in Treasury bills.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 03/20/23

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	-20.56%	34.19%

S&P 500 Index	17.88%	23.52%

Performance Inception Date	Mar. 20, 2023
Net Assets	$ 15,505,623
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 166,021
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$15,505,623

Total advisory fees paid	$166,021

Total number of portfolio holdings	2

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bill	96.4%

Money Market Funds	3.5%

Other Assets in Excess of Liabilities	0.1%

Total	100.0%

[1]	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	Annualized.
[4]	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[5]	Annualized.
[6]	The Fund began accruing expenses on June 10, 2025. Expense for a full reporting period would be higher than the amount shown.
[7]	Annualized.
[8]	The Fund began accruing expenses on October 2, 2025. Expense for a full reporting period would be higher than the amount shown.
[9]	Annualized.
[10]	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[11]	Annualized.
[12]	The Fund began accruing expenses on April 3, 2025. Expense for a full reporting period would be higher than the amount shown.
[13]	Annualized.
[14]	The Fund began accruing expenses on March 11, 2025. Expense for a full reporting period would be higher than the amount shown.
[15]	Annualized.